Capital structure and financing, Cash and Cash Equivalents, Restricted Trust Fund (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 USD ($) [1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	[1]	Jun. 30, 2023 AUD ($)	Jun. 30, 2021 AUD ($)
Current assets [Abstract]
Cash at bank and in hand						$ 3,705			$ 19,582
Cash and cash equivalents in the Consolidated Statements of Financial Position and Consolidated Statements of Cash Flows		$ 2,454			$ 22,693	3,705	$ 12,971		$ 19,582	$ 87,257
Restricted trust fund [Abstract]
Lease agreement for manufacturing plant and office						$ 400
Reconciliation of profit for the period to cash flows from operating activities [Abstract]
Loss after income tax		(146,443)	$ (221,083)	$ (79,223)	(47,821)
Non-cash items from ordinary activities [Abstract]
Depreciation and amortization			13,218	10,543	8,966
Share based payment expenses			(196)	3,091	3,167
Loss on sale of plant and equipment			8	2	0
Movement in inventory provision			1,181	(1,656)	(4,216)
Impairment and write-offs of property, plant and equipment			77,175	0	280
Impairment and write-offs of intangible assets			19,151	0	0
Impairment of right of use asset			7,123	0	0
Financing activity in prior financial year			0	0	(422)
Unrealized foreign exchange on borrowings			(2,500)	0	0
Non-cash borrowing costs			16,711	0	0
Listing expenses			24,679	0	0
(Gain)/Loss on revaluation of financial instruments			(6,687)	0	0
Loss on currency loan modification			2,966	0	0
Other borrowing costs			0	(20,676)	0
(Increase)/decrease in assets [Abstract]
Receivables			(2,108)	8,053	(8,240)
Contract assets			(5,713)	(2,330)	0
Inventories			(7,844)	(1,306)	2,231
Other assets			(1,815)	1,209	(533)
Increase/(decrease) in liabilities [Abstract]
Payables			15,087	7,247	(1,174)
Contract liabilities			3,126	1,722	781
Deferred income			(1,717)	10,915	397
Provisions			(7,607)	9,927	608
Net cash used in operating activities		$ (50,902)	(76,845)	(52,482)	(45,976)
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			92,675	31,059
Financing cash flows	[2]		67,998	60,471
Non-cash changes [Abstract]
Lease remeasurement			418	577
Other changes	[3]		11,105	4,262
Interest paid	[4]		(9,033)	(3,694)
Ending balance			163,163	92,675	31,059
Secured Working Capital Facility [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0	6,843
Financing cash flows	[2]			(6,843)
Non-cash changes [Abstract]
Lease remeasurement				0
Other changes	[3]			320
Interest paid	[4]			(320)
Ending balance				0	6,843
Secured Term Loan [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0	2,889
Financing cash flows	[2]			(2,889)
Non-cash changes [Abstract]
Lease remeasurement				0
Other changes	[3]			830
Interest paid	[4]			(830)
Ending balance				0	2,889
Secured Letter of Credit Facility [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0	4,000
Financing cash flows	[2]			(4,000)
Non-cash changes [Abstract]
Lease remeasurement				0
Other changes	[3]			64
Interest paid	[4]			(64)
Ending balance				0	4,000
Unsecured Term Loan with Customer [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			4,523	0
Financing cash flows	[2]		(4,523)	4,523
Non-cash changes [Abstract]
Lease remeasurement			0	0
Other changes	[3]		529	111
Interest paid	[4]		(529)	(111)
Ending balance			0	4,523	0
Unsecured Supplier Finance Arrangement [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			9,306	4,954
Financing cash flows	[2]		4,707	4,352
Non-cash changes [Abstract]
Lease remeasurement			0	0
Other changes	[3]		451	446
Interest paid	[4]		(451)	(446)
Ending balance			14,013	9,306	4,954
Secured USD Term Loan [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			70,833
Financing cash flows	[2]		(83)
Non-cash changes [Abstract]
Lease remeasurement			0
Other changes	[3]		15,539
Interest paid	[4]		(7,821)
Ending balance			78,468	70,833
Secured OIC Series 2024-A Notes (USD) [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0
Financing cash flows	[2]		13,952
Non-cash changes [Abstract]
Lease remeasurement			0
Other changes	[3]		(2,977)
Interest paid	[4]		(37)
Ending balance			10,938	0
Unsecured OIC Class A Preferred Shares (USD) [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0
Financing cash flows	[2]		48,326
Non-cash changes [Abstract]
Lease remeasurement			0
Other changes	[3]		(1,949)
Interest paid	[4]		0
Ending balance			46,377	0
Unsecured OIC Class B Preferred Shares (USD) [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0
Financing cash flows	[2]		6,037
Non-cash changes [Abstract]
Lease remeasurement			0
Other changes	[3]		(967)
Interest paid	[4]		0
Ending balance			5,070	0
Unsecured Derivative Liability [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0
Financing cash flows	[2]		0
Non-cash changes [Abstract]
Lease remeasurement			0
Other changes	[3]		531
Interest paid	[4]		0
Ending balance			531	0
Unsecured Lease Liabilities [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			8,013	8,040
Financing cash flows	[2]		(418)	(604)
Non-cash changes [Abstract]
Lease remeasurement			418	577
Other changes	[3]		(52)	297
Interest paid	[4]		(195)	(297)
Ending balance			7,766	8,013	8,040
Unsecured Term Loan [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0	4,333
Financing cash flows	[2]			(4,333)
Non-cash changes [Abstract]
Lease remeasurement				0
Other changes	[3]			0
Interest paid	[4]			0
Ending balance				0	4,333
USD Term Loan [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[5]		70,833	0
Financing cash flows	[2],[5]			70,265
Non-cash changes [Abstract]
Lease remeasurement	[5]			0
Other changes	[3],[5]			2,194
Interest paid	[4],[5]			(1,626)
Ending balance	[5]			$ 70,833	$ 0
Net loan establishment cost			$ 20,700

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars
[2]	Cash flows from borrowings make up the net amount of proceeds from borrowings, repayments of borrowings and borrowing costs in the Consolidated Statements of Cash Flows.
[3]	Other changes include interest accruals and foreign exchange movements and amendments to existing loan arrangements.
[4]	Cash flows from interest paid are included in Finance costs under Cash flow from operating activities in the Consolidated Statements of Cash Flows.
[5]	Amount is net of $20.7 million loan establishment cost presented within operating cash flows. Refer to Note 4.2.